Net Loss per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders

6.    Net Loss per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net loss attributable to common stockholders	$(2,170,368)	$(2,922,286)	$(4,717,818)	$(4,614,348)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	6,757,320	4,653,317	5,897,089	4,601,788

Net loss per share attributable to common stockholders	$(0.32)	$(0.63)	$(0.80)	$(1.00)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would have been anti-dilutive:

	June 30,	June 30,
	2023	2022
Options, RSUs, and grants	642,927	718,351
Warrants	5,017,180	1,278,153
Total	5,660,107	1,996,504

9.    Net Loss per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share:

	For the years ended December 31,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(12,091,540)	$(9,057,163)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	4,732,774	3,767,472

Net loss per share attributable to common stockholders	$(2.55)	$(2.40)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would have been anti-dilutive:

	For the years ended December 31,
	2022	2021
Options, RSUs, and grants	744,373	555,581
Warrants	1,676,118	1,729,093
Total dilutive securities	2,420,491	2,284,674